Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 177	$ 140
Provision for credit losses
Model changes		4
Originations	32	36
Maturities	(46)	(43)
Changes in risk, parameters and exposures	45	15
Write-offs	(32)	(32)
Recoveries	9	9
Exchange rate and other	9	48
Balance at end of period	194	177
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	88	78
Provision for credit losses
Model changes		3
Transfers to Stage 1	27	57
Transfers to Stage 2	(17)	(11)
Transfers to Stage 3	(1)	(1)
Originations	32	36
Maturities	(22)	(21)
Changes in risk, parameters and exposures	(43)	(77)
Exchange rate and other	9	24
Balance at end of period	73	88
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	55	29
Provision for credit losses
Model changes		1
Transfers to Stage 1	(27)	(57)
Transfers to Stage 2	17	11
Transfers to Stage 3	(4)	(2)
Maturities	(24)	(22)
Changes in risk, parameters and exposures	50	64
Exchange rate and other	6	31
Balance at end of period	73	55
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	34	33
Provision for credit losses
Transfers to Stage 3	5	3
Changes in risk, parameters and exposures	38	28
Write-offs	(32)	(32)
Recoveries	9	9
Exchange rate and other	(6)	(7)
Balance at end of period	$ 48	$ 34